Deferred Taxation - Additional Information (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset has been recognized	¥ 54,641,000	$ 7,848,000	¥ 40,272,000
Temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized	1,101,071,000	158,159,000	1,181,901,000
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset has been recognized	351,056,000	$ 50,426,000	234,314,000
No deferred tax asset in relation to unused tax losses has been recognized	¥ 0		¥ 0